Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss Reconciliation to Estimated Taxable Income

Book loss reconciliation to estimated taxable income is as follows:

	2020	2019
Book loss	$(6,867,799)	$(4,515)
Tax adjustments:
Warrant expense	6,584,281	-
Estimate of taxable income	$(283,518)	$(4,515)

Schedule of Components of Deferred Tax Asset

The components of the deferred tax asset are as follows:

	2020	2019
Current deferred tax asset
Net operating loss carryforwards	$(80,076)	$(16,509)
Other adjustments:
None	-	-
Total cumulative deferred tax asset	(80,076)	(16,509)
Valuation allowance	80,076	16,509
Effective income tax asset	$-	$-

Schedule of Income Tax Provision

Income tax provision is summarized below (in thousands):

	2020	2019
Income tax provision:
Current benefit (expense)
Federal	$-	$-
State	-	-
Total current	-	-
Deferred benefit (expense)
Federal	59,539	3,467
State	13,127	825
Total deferred	72,666	4,292
Less: Valuation allowance	(72,666)	(4,292)
Total	$-	$-

Schedule of Effective and Stated Tax Rate
Effective and stated tax rate:
Federal	21.00%
State	4.63%
Total	25.63%

Schedule of Cumulative Net Operating Loss Carryforward	Cumulative Net Operating Loss Carryforward:
2018	$3,118
2019	4,292
2020	72,666
$80,076